Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 28, 2023	Jan. 29, 2022	Jan. 30, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE DISCLOSURE
Under rules adopted pursuant to the Dodd-Frank Act, we are required to disclose certain information about the relationship between
the compensation actually paid to our named executive officers and certain measures of company performance. The material that follows is provided in compliance with these rules; however, additional information regarding our compensation philosophy, the structure of our performance-based compensation programs, and compensation decisions made this year is described above in our “Executive Compensation Discussion and Analysis.”
The following table contains information pertaining to executive compensation actually paid and certain financial performance of the Company for our Principal Executive Officers (PEOs) and other NEOs
(Non-PEO
NEOs) who served during the relevant fiscal years calculated in accordance with Item 402(v) of SEC Regulation
S-K.
The pay versus performance information herein was not considered in making compensation decisions for the years presented.

							Value of Initial Fixed $100 investment based on:

Fiscal Year	Summary Compensation Table Total for PEO, Ms. Ardrey	Compensation Actually Paid (“CAP”) to PEO, Ms. Ardrey	Summary Compensation Table Total for PEO, Mr. Wallstrom	Compensation Actually Paid (“CAP”) to PEO, Mr. Wallstrom	Average Summary Compensation Table Total for Non-PEO NEOs (1)	Average Compensation Actually Paid (“CAP”) to Non-PEO NEOs (1)	Total Shareholder Return (“TSR”)	Peer Group Total Shareholder Return (2)	GAAP Net (Loss) Income ($ in millions) (3)	Adjusted EPS ($)

2023	$3,132,637	$4,447,579	$6,137,174	$3,394,118	$1,165,116	$561,342	$57.93	$70.25	$(59.7)	$0.24 (4)

2022	N/A	N/A	3,072,544	1,973,870	1,006,028	789,228	82.57	96.33	17.8	0.66 (5)

2021	N/A	N/A	2,708,765	3,280,195	823,565	919,605	88.20	97.80	8.7	0.63 (6)
(1)
The
non-PEO
NEOs include the following for each of the fiscal years presented: fiscal 2023: Mr. Enwright, Mr. Dely, Mr. Hull, and Mr. Korney; fiscal years 2022 and 2021: Mr. Enwright, Mr. Hull, Beatrice Mac Cabe, and Mary Beth Trypus.

(2)	Represents the S&P 500 Apparel, Accessories, and Luxury Goods Index.
(3)	Refer to the Financial Results within the Proxy Summary of this document for an explanation of items impacting comparability of the GAAP net (loss) income for each of the years presented.
(4)
During fiscal 2023, the GAAP loss per share of $(1.90) was negatively impacted by $67.4 million of after-tax charges, or approximately $2.14 per share, including $40.6 million of goodwill and intangible asset impairment charges; $12.2 million of inventory adjustments associated with Pura Vida excess inventory and mask products, the exit of certain technology products, and discounted inventory, as well as PO cancellation fees; $7.4 million of severance, retention, and former CEO stock-based compensation charges associated with retirement; $3.3 million of consulting and professional fees primarily associated with cost savings initiatives, the CEO search, and strategic initiatives; $1.8 million for the amortization of definite-lived intangible assets; $1.0 million of store and right-of-use asset impairment charges; $0.8 million related to the new CEO sign-on bonus and relocation expenses; and $0.3 million of goodMRKT brand exit costs.

(5)
During fiscal 2022, GAAP diluted EPS of $0.52 was negatively impacted by $4.8 million of after-tax charges, or approximately $0.14 per share, including $3.0 million for incremental expense associated with the delayed renewal of GSP (Generalized System of Preferences) tariff relief and $1.8 million of charges related to the amortization of definite-lived intangible assets and store impairment charges.

(6)
Represents the annual EPS. For adjusted EPS associated with the fiscal 2021 tranche of the Company’s performance-based restricted stock units, Q2 to Q4 results were utilized as a result of the
COVID-19
pandemic. During fiscal 2021, GAAP diluted EPS of $0.26 was negatively impacted by $12.7 million of after-tax charges, or approximately $0.38 per share, including $4.8 million for amortization of definite-lived intangible assets; $4.5 million of store impairment charges; $2.1 million of technology-related re-platforming charges (“Project Novus”); $1.1 million of COVID-19-related charges including the cancellation of certain purchase orders and certain department store exit costs; and $0.2 million for an adjustment upon payment of the earn-out liability associated with the Pura Vida transaction.

Company Selected Measure Name	adjusted EPS
Named Executive Officers, Footnote [Text Block]	The
non-PEO
	NEOs include the following for each of the fiscal years presented: fiscal 2023: Mr. Enwright, Mr. Dely, Mr. Hull, and Mr. Korney; fiscal years 2022 and 2021: Mr. Enwright, Mr. Hull, Beatrice Mac Cabe, and Mary Beth Trypus.
Peer Group Issuers, Footnote [Text Block]	Represents the S&P 500 Apparel, Accessories, and Luxury Goods Index.
Adjustment To PEO Compensation, Footnote [Text Block]
CAP in the table above is calculated by adjusting the Summary
Compensation
Table (“SCT”) totals for the following items:
For PEO, Ms. Ardrey:

Fiscal Year	SCT Total for PEO, Ms. Ardrey	Less: Grant Date Fair Value of Equity Awards in SCT	Plus: Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in Fiscal Year	Plus: Fair Value of Equity Awards Vested and Granted During the Year	Plus (Less): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Plus (Less): Change in Fair Value from the Prior Year for Equity Awards Granted in Prior Year that Vested	Less: Fair Value from the Prior Year for Equity Awards Forfeited	Total—CAP

2023	$3,132,637	$(1,900,006)	$3,214,948	$—	$—	$—	$—	$4,447,579

For PEO, Mr. Wallstrom:

Fiscal Year	SCT Total for PEO, Mr. Wallstrom	Less: Grant Date Fair Value of Equity Awards in SCT	Plus: Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in Fiscal Year	Plus: Fair Value of Equity Awards Vested and Granted During the Year	Plus (Less): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Plus (Less): Change in Fair Value from the Prior Year for Equity Awards Granted in Prior Year that Vested	Less: Fair Value from the Prior Year for Equity Awards Forfeited	Total—CAP

2023	$6,137,174	$(1,399,998)	$238,367	$—	$(1,131,539)	$(84,689)	$(365,197)	$3,394,118

2022	3,072,544	(1,649,992)	1,123,726	—	(829,372)	256,964	—	1,973,870

2021	2,708,765	(1,400,004)	2,899,525	—	(381,521)	(546,570)	—	3,280,195

Non-PEO NEO Average Total Compensation Amount	$ 1,165,116	$ 1,006,028	$ 823,565
Non-PEO NEO Average Compensation Actually Paid Amount	$ 561,342	789,228	919,605
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
For the average of
non-PEO
NEOs:

Fiscal Year	SCT Total for NEOs	Less: Grant Date Fair Value of Equity Awards in SCT	Plus: Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in Fiscal Year	Plus: Fair Value of Equity Awards Vested and Granted During the Year	Plus (Less): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Plus (Less): Change in Fair Value from the Prior Year for Equity Awards Granted in Prior Year that Vested	Less: Fair Value from the Prior Year for Equity Awards Forfeited	Total—CAP

2023	$1,165,116	$(480,001)	$264,943	$—	$(204,610)	$(18,334)	$(165,772)	$561,342

2022	1,006,028	(374,995)	255,396	—	(197,453)	100,252	—	789,228

2021	823,565	(318,750)	660,160	—	(132,393)	(112,977)	—	919,605

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
The following details an unranked list of the financial measures we believe
to be the most important
measures
used to link executive compensation actually paid to Company performance for fiscal 2023:

Net Revenue
Adjusted Operating Income
Adjusted EPS

Total Shareholder Return Amount	$ 57.93	82.57	88.2
Peer Group Total Shareholder Return Amount	70.25	96.33	97.8
Net Income (Loss)	$ (59,700,000)	$ 17,800,000	$ 8,700,000
Company Selected Measure Amount	0.24	0.66	0.63
Goodwill and Intangible Asset Impairment Charges	$ 40,600,000
Severance and Retention Charges	7,400,000
Consulting and Professional Fees	3,300,000
Amortization	1,800,000	$ 1,800,000	$ 4,800,000
Store and Rightofuse Asset Impairment Charges	1,000,000		4,500,000
Bonus and Relocation Expenses	800,000
MRKT Brand Exit Costs	300,000
Incremental expense		3,000,000
Tax Charges	$ 67,400,000	$ 4,800,000	12.7
Technology-related Replatforming Charges			2,100,000
COVID-19 Related Charges			1,100,000
Earnout Liability			$ 200,000
Restatement On Earnings Per Share	$ (1.9)	$ 0.52	$ 0.26
Earnings Per Share	$ 2.14	$ 0.14	$ 0.38
Inventory	$ 12.2
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Net Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Operating Income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EPS
Ms. Ardrey [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 3,132,637
PEO Actually Paid Compensation Amount	$ 4,447,579
PEO Name	Ms. Ardrey
Mr. Wallstrom [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 6,137,174	$ 3,072,544	$ 2,708,765
PEO Actually Paid Compensation Amount	$ 3,394,118	1,973,870	3,280,195
PEO Name	Mr. Wallstrom
PEO [Member] | Ms. Ardrey [Member] | Grant Date Fair Value of Equity Awards in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,900,006)
PEO [Member] | Ms. Ardrey [Member] | YearEnd Fair Value of Outstanding and Unvested Equity Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,214,948
PEO [Member] | Mr. Wallstrom [Member] | Grant Date Fair Value of Equity Awards in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,399,998)	(1,649,992)	(1,400,004)
PEO [Member] | Mr. Wallstrom [Member] | YearEnd Fair Value of Outstanding and Unvested Equity Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	238,367	1,123,726	2,899,525
PEO [Member] | Mr. Wallstrom [Member] | Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,131,539)	(829,372)	(381,521)
PEO [Member] | Mr. Wallstrom [Member] | Change in Fair Value from the Prior Year for Equity Awards Granted in Prior Year that Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(84,689)	256,964	(546,570)
PEO [Member] | Mr. Wallstrom [Member] | Fair Value from the Prior Year for Equity Awards Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(365,197)
Non-PEO NEO [Member] | Grant Date Fair Value of Equity Awards in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(480,001)	(374,995)	(318,750)
Non-PEO NEO [Member] | YearEnd Fair Value of Outstanding and Unvested Equity Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	264,943	255,396	660,160
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(204,610)	(197,453)	(132,393)
Non-PEO NEO [Member] | Change in Fair Value from the Prior Year for Equity Awards Granted in Prior Year that Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(18,334)	$ 100,252	$ (112,977)
Non-PEO NEO [Member] | Fair Value from the Prior Year for Equity Awards Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (165,772)